Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

April 30, 2019

T06-QTLY-0619

1.9584812.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
AEROSPACE & DEFENSE – 24.0%
Aerospace & Defense – 24.0%
AAR Corp.	5,276	$178,171
Aerojet Rocketdyne Holdings, Inc. (a)	11,004	372,595
Aerovironment, Inc. (a)	3,373	231,253
Arconic, Inc.	68,134	1,463,518
Astronics Corp. (a)	3,381	112,723
Axon Enterprise, Inc. (a)	9,127	579,564
BWX Technologies, Inc.	15,470	790,517
Cubic Corp.	4,577	259,882
Curtiss-Wright Corp.	6,502	740,838
General Dynamics Corp.	39,388	7,039,423
Harris Corp.	18,420	3,103,770
HEICO Corp.	6,673	704,202
HEICO Corp. Class A	11,809	1,056,079
Hexcel Corp.	13,444	950,625
Huntington Ingalls Industries, Inc.	6,714	1,494,402
Kratos Defense & Security Solutions, Inc. (a)	13,814	219,366
L3 Technologies, Inc.	12,307	2,690,064
Lockheed Martin Corp.	40,054	13,351,200
Mercury Systems, Inc. (a)	7,567	552,542
Moog, Inc. Class A	5,065	474,287
National Presto Industries, Inc.	745	79,343
Northrop Grumman Corp.	25,808	7,481,997
Raytheon Co.	44,528	7,907,728
Spirit AeroSystems Holdings, Inc. Class A	16,561	1,439,151
Teledyne Technologies, Inc. (a)	5,652	1,404,579
Textron, Inc.	38,035	2,015,855
The Boeing Co.	84,415	31,882,701
The KeyW Holding Corp. (a)	7,264	82,374
TransDigm Group, Inc. (a)	7,429	3,584,641
Triumph Group, Inc.	7,773	184,453
United Technologies Corp.	128,276	18,293,440
Wesco Aircraft Holdings, Inc. (a)	8,340	70,390

TOTAL AEROSPACE & DEFENSE		110,791,673

AIR FREIGHT & LOGISTICS – 5.4%
Air Freight & Logistics – 5.4%
Air Transport Services Group, Inc. (a)	2,310	54,354
Atlas Air Worldwide Holdings, Inc. (a)	971	46,890
CH Robinson Worldwide, Inc.	21,530	1,743,930
Echo Global Logistics, Inc. (a)	4,238	97,220
Expeditors International of Washington, Inc.	27,011	2,145,214
FedEx Corp.	39,171	7,421,338
Forward Air Corp.	4,576	289,752
Hub Group, Inc. Class A (a)	5,264	218,824
United Parcel Service, Inc. Class B	108,781	11,554,718
XPO Logistics, Inc. (a)	19,891	1,354,179

TOTAL AIR FREIGHT & LOGISTICS		24,926,419

AIRLINES – 1.0%
Airlines – 1.0%
Allegiant Travel Co.	641	94,150
American Airlines Group, Inc.	17,985	614,727

	Shares	Value
Delta Air Lines, Inc.	26,788	$1,561,473
Hawaiian Holdings, Inc.	1,975	55,715
SkyWest, Inc.	2,015	124,104
Southwest Airlines Co.	22,041	1,195,283
Spirit Airlines, Inc. (a)	2,713	147,533
United Continental Holdings, Inc. (a)	10,648	946,181

TOTAL AIRLINES		4,739,166

BUILDING PRODUCTS – 4.0%
Building Products – 4.0%
AAON, Inc.	6,567	329,729
Advanced Drainage Systems, Inc.	6,235	174,892
Allegion PLC	14,890	1,477,535
American Woodmark Corp. (a)	2,278	204,861
AO Smith Corp.	22,504	1,183,035
Apogee Enterprises, Inc.	4,423	178,247
Armstrong Flooring, Inc. (a)	3,227	46,759
Armstrong World Industries, Inc.	6,579	570,202
Builders FirstSource, Inc. (a)	17,858	246,083
Continental Building Products, Inc. (a)	5,685	145,820
CSW Industrials, Inc. (a)	2,413	144,659
Fortune Brands Home & Security, Inc.	22,131	1,168,074
Gibraltar Industries, Inc. (a)	4,996	198,191
Griffon Corp.	4,893	96,001
Insteel Industries, Inc.	2,755	57,690
JELD-WEN Holding, Inc. (a)	11,409	225,328
Johnson Controls International PLC	144,589	5,422,088
Lennox International, Inc.	5,678	1,541,293
Masco Corp.	47,835	1,868,435
Masonite International Corp. (a)	4,141	213,220
NCI Building Systems, Inc. (a)	10,728	61,364
Owens Corning	17,070	875,179
Patrick Industries, Inc. (a)	3,594	179,233
PGT Innovations, Inc. (a)	9,131	133,860
Quanex Building Products Corp.	4,838	80,891
Resideo Technologies, Inc. (a)	19,356	439,381
Simpson Manufacturing Co., Inc.	6,441	410,163
Trex Co., Inc. (a)	9,204	637,561
Universal Forest Products, Inc.	9,661	356,974

TOTAL BUILDING PRODUCTS		18,666,748

COMMERCIAL SERVICES & SUPPLIES – 6.8%
Commercial Printing – 0.3%
Brady Corp. Class A	7,641	372,804
Cimpress N.V. (a)	3,649	329,870
Deluxe Corp.	7,231	323,370
Ennis, Inc.	4,147	83,687
LSC Communications, Inc.	5,309	37,110
Multi-Color Corp.	2,277	113,622
Quad/Graphics, Inc.	5,030	61,416
RR Donnelley & Sons Co.	11,154	51,532

		1,373,411

Diversified Support Services – 1.8%
Cintas Corp.	14,227	3,089,251

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Common Stocks – continued

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
Civeo Corp. (a)	20,534	$41,273
Copart, Inc. (a)	32,959	2,218,800
Healthcare Services Group, Inc.	11,561	391,340
KAR Auction Services, Inc.	21,098	1,191,615
Matthews International Corp. Class A	5,004	200,460
McGrath RentCorp	3,757	232,934
Mobile Mini, Inc.	7,057	254,193
UniFirst Corp.	2,291	362,276
Viad Corp.	3,167	194,169
VSE Corp.	1,329	40,627

		8,216,938

Environmental & Facilities Services – 4.1%
ABM Industries, Inc.	10,324	392,002
Advanced Disposal Services, Inc. (a)	9,737	314,895
BrightView Holdings, Inc. (a)	3,971	63,695
Casella Waste Systems, Inc. Class A (a)	6,237	232,765
Clean Harbors, Inc. (a)	8,297	630,572
Covanta Holding Corp.	18,478	333,897
Heritage-Crystal Clean, Inc. (a)	2,171	62,373
Republic Services, Inc.	35,574	2,946,239
Rollins, Inc.	23,020	890,183
SP Plus Corp. (a)	3,591	123,961
Stericycle, Inc. (a)	14,313	835,736
Team, Inc. (a)	4,395	74,276
Tetra Tech, Inc.	8,651	559,893
US Ecology, Inc.	3,430	209,264
Waste Connections, Inc.	41,231	3,825,000
Waste Management, Inc.	66,711	7,160,759

		18,655,510

Office Services & Supplies – 0.5%
ACCO Brands Corp.	16,214	148,196
Herman Miller, Inc.	9,272	359,939
HNI Corp.	6,801	249,664
Interface, Inc.	9,432	151,289
Kimball International, Inc. Class B	5,671	88,808
Knoll, Inc.	7,644	166,945
MSA Safety, Inc.	5,713	627,916
Pitney Bowes, Inc.	29,526	209,930
Steelcase, Inc. Class A	13,548	234,245

		2,236,932

Security & Alarm Services – 0.1%
The Brink’s Co.	7,909	632,166

TOTAL COMMERCIAL SERVICES & SUPPLIES		31,114,957

CONSTRUCTION & ENGINEERING – 1.7%
Construction & Engineering – 1.7%
AECOM (a)	24,414	827,635
Aegion Corp. (a)	5,031	100,167
Arcosa, Inc.	6,838	212,867
Argan, Inc.	2,182	104,343
Comfort Systems USA, Inc.	5,844	316,160

	Shares	Value
Dycom Industries, Inc. (a)	4,943	$245,123
EMCOR Group, Inc.	8,988	756,250
Fluor Corp.	22,033	875,371
Granite Construction, Inc.	7,323	328,730
Great Lakes Dredge & Dock Corp. (a)	8,794	89,963
Jacobs Engineering Group, Inc.	20,051	1,562,775
MasTec, Inc. (a)	9,828	497,788
MYR Group, Inc. (a)	2,540	91,821
NV5 Global, Inc. (a)	1,566	99,190
Primoris Services Corp.	6,431	140,968
Quanta Services, Inc.	22,878	928,847
Tutor Perini Corp. (a)	6,187	123,554
Valmont Industries, Inc.	3,442	464,119
Willscot Corp. (a)	6,265	84,390

TOTAL CONSTRUCTION & ENGINEERING		7,850,061

ELECTRICAL EQUIPMENT – 5.7%
Electrical Components & Equipment – 5.6%
Acuity Brands, Inc.	6,265	916,758
AMETEK, Inc.	36,331	3,203,304
Atkore International Group, Inc. (a)	7,351	182,011
Eaton Corp. PLC	67,815	5,616,438
Emerson Electric Co.	97,976	6,955,316
Encore Wire Corp.	3,269	193,819
EnerSys	6,593	456,170
Generac Holdings, Inc. (a)	9,746	535,933
GrafTech International Ltd.	11,272	129,064
Hubbell, Inc.	8,553	1,091,363
nVent Electric PLC	26,616	743,917
Plug Power, Inc. (a)	36,843	91,739
Powell Industries, Inc.	1,445	42,266
Regal-Beloit Corp.	6,778	576,672
Rockwell Automation, Inc.	18,887	3,413,070
Sensata Technologies Holding PLC (a)	25,727	1,284,806
Sunrun, Inc. (a)	13,218	201,046
Thermon Group Holdings, Inc. (a)	5,076	130,910
Vicor Corp. (a)	2,896	108,629
Vivint Solar, Inc. (a)	5,522	29,874

		25,903,105

Heavy Electrical Equipment – 0.1%
AZZ, Inc.	4,054	192,525
TPI Composites, Inc. (a)	2,400	74,280

		266,805

TOTAL ELECTRICAL EQUIPMENT		26,169,910

INDUSTRIAL CONGLOMERATES – 12.7%
Industrial Conglomerates – 12.7%
3M Co.	91,111	17,266,446
Carlisle Cos., Inc.	9,316	1,317,469
General Electric Co.	1,361,009	13,841,462
Honeywell International, Inc.	115,834	20,112,257
Raven Industries, Inc.	5,572	216,806
Roper Industries, Inc.	16,184	5,821,385

TOTAL INDUSTRIAL CONGLOMERATES		58,575,825

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
MACHINERY – 19.7%
Agricultural & Farm Machinery – 2.2%
AGCO Corp.	10,513	$744,110
Deere & Co.	47,816	7,919,764
Lindsay Corp.	1,666	141,610
The Toro Co.	16,491	1,206,317
Titan International, Inc.	7,795	54,019

		10,065,820

Construction & Farm Machinery & Heavy Trucks – 6.1%
Alamo Group, Inc.	1,576	163,337
Allison Transmission Holdings, Inc.	19,266	902,805
Astec Industries, Inc.	3,175	107,029
Blue Bird Corp. (a)	2,118	36,663
Caterpillar, Inc.	92,335	12,873,346
Cummins, Inc.	23,867	3,968,843
Douglas Dynamics, Inc.	3,547	133,935
Federal Signal Corp.	9,422	271,071
Meritor, Inc. (a)	12,669	307,350
Navistar International Corp. (a)	7,000	238,980
Oshkosh Corp.	11,226	927,155
PACCAR, Inc.	54,677	3,918,701
REV Group, Inc.	4,421	56,102
Spartan Motors, Inc.	5,081	47,253
Terex Corp.	11,549	384,928
The Greenbrier Cos., Inc.	5,025	178,538
The Manitowoc Co., Inc. (a)	5,421	96,819
Trinity Industries, Inc.	20,517	442,347
Wabash National Corp.	8,651	130,457
WABCO Holdings, Inc. (a)	8,181	1,083,492
Wabtec Corp.	21,319	1,579,098

		27,848,249

Industrial Machinery – 11.4%
Actuant Corp. Class A	9,478	242,447
Albany International Corp. Class A	4,527	334,862
Altra Industrial Motion Corp.	9,605	360,091
Barnes Group, Inc.	7,626	424,158
Briggs & Stratton Corp.	6,784	82,765
Chart Industries, Inc. (a)	4,395	387,947
CIRCOR International, Inc. (a)	2,683	90,471
Colfax Corp. (a)	13,687	412,937
Columbus McKinnon Corp.	3,273	128,825
Crane Co.	7,463	634,728
Donaldson Co., Inc.	20,043	1,073,102
Dover Corp.	22,897	2,244,822
Energy Recovery, Inc. (a)	5,878	57,193
EnPro Industries, Inc.	3,267	242,803
ESCO Technologies, Inc.	4,063	304,725
Evoqua Water Technologies Corp. (a)	11,643	158,578
Flowserve Corp.	20,445	1,002,418
Fortive Corp.	47,030	4,060,570
Franklin Electric Co., Inc.	6,257	305,717
Gardner Denver Holdings, Inc. (a)	20,264	683,910
Gates Industrial Corp. PLC (a)	9,187	147,727
Global Brass & Copper Holdings, Inc.	3,514	152,472

	Shares	Value
Graco, Inc.	26,023	$1,333,679
Harsco Corp. (a)	12,542	283,951
Hillenbrand, Inc.	9,756	419,703
Hyster-Yale Materials Handling, Inc.	1,258	83,808
IDEX Corp.	12,012	1,881,800
Illinois Tool Works, Inc.	46,726	7,271,967
Ingersoll-Rand PLC	38,438	4,712,883
ITT, Inc.	13,679	828,263
John Bean Technologies Corp.	4,954	543,900
Kadant, Inc.	1,744	171,069
Kennametal, Inc.	12,820	521,774
Lincoln Electric Holdings, Inc.	9,560	834,301
Lydall, Inc. (a)	2,777	68,342
Milacron Holdings Corp. (a)	11,170	163,194
Mueller Industries, Inc.	8,505	248,091
Mueller Water Products, Inc. Class A	24,769	265,771
NN, Inc.	6,587	59,547
Nordson Corp.	8,204	1,197,374
Omega Flex, Inc.	461	39,028
Parker Hannifin Corp.	20,710	3,750,167
Park-Ohio Holdings Corp.	1,308	47,912
Pentair PLC	25,752	1,004,071
Proto Labs, Inc. (a)	4,023	441,685
RBC Bearings, Inc. (a)	3,868	532,043
Rexnord Corp. (a)	16,370	468,182
Snap-on, Inc.	8,781	1,477,667
SPX Corp. (a)	6,844	249,806
SPX FLOW, Inc. (a)	6,637	238,534
Standex International Corp.	1,994	131,744
Stanley Black & Decker, Inc.	23,640	3,465,624
Sun Hydraulics Corp.	4,510	236,053
Tennant Co.	2,689	178,496
The Gorman-Rupp Co.	2,919	97,203
The Middleby Corp. (a)	8,755	1,156,798
The Timken Co.	10,784	517,093
Trimas Corp. (a)	7,231	223,655
Watts Water Technologies, Inc. Class A	4,333	370,862
Welbilt, Inc. (a)	20,968	352,891
Woodward, Inc.	8,682	945,470
Xylem, Inc.	28,120	2,345,208

		52,692,877

TOTAL MACHINERY		90,606,946

MARINE – 0.1%
Marine – 0.1%
Genco Shipping & Trading Ltd. (a)	2,577	26,027
Kirby Corp. (a)	2,322	189,754
Matson, Inc.	1,639	64,921

TOTAL MARINE		280,702

PROFESSIONAL SERVICES – 4.9%
Human Resource & Employment Services – 1.1%
ASGN, Inc. (a)	8,194	516,550
Barrett Business Services, Inc.	1,179	85,902

4

Common Stocks – continued

	Shares	Value
PROFESSIONAL SERVICES – continued
Human Resource & Employment Services – continued
GP Strategies Corp. (a)	1,874	$23,856
Heidrick & Struggles International, Inc.	3,009	107,662
Insperity, Inc.	5,872	702,056
Kelly Services, Inc. Class A	5,007	111,456
Kforce, Inc.	3,709	133,598
Korn Ferry	8,469	398,212
ManpowerGroup, Inc.	9,655	927,266
Robert Half International, Inc.	18,997	1,179,524
TriNet Group, Inc. (a)	7,196	448,599
TrueBlue, Inc. (a)	6,329	152,909
WageWorks, Inc. (a)	6,170	301,034

		5,088,624

Research & Consulting Services – 3.8%
CBIZ, Inc. (a)	8,152	157,415
CoStar Group, Inc. (a)	5,704	2,830,610
Equifax, Inc.	18,867	2,376,299
Exponent, Inc.	8,158	461,906
Forrester Research, Inc.	1,528	77,714
FTI Consulting, Inc. (a)	5,994	509,370
Huron Consulting Group, Inc. (a)	3,533	170,750
ICF International, Inc.	2,950	229,716
IHS Markit Ltd. (a)	61,681	3,531,854
InnerWorkings, Inc. (a)	7,600	25,688
Mistras Group, Inc. (a)	2,552	34,988
Navigant Consulting, Inc.	6,650	151,820
Nielsen Holdings PLC	55,610	1,419,723
Resources Connection, Inc.	4,724	75,867
TransUnion	29,007	2,020,338
Verisk Analytics, Inc.	24,474	3,454,260

		17,528,318

TOTAL PROFESSIONAL SERVICES		22,616,942

ROAD & RAIL – 10.5%
Railroads – 9.1%
CSX Corp.	125,522	9,995,317
Genesee & Wyoming, Inc. Class A (a)	9,118	808,311
Kansas City Southern	15,922	1,960,635
Norfolk Southern Corp.	42,615	8,694,312
Union Pacific Corp.	115,287	20,410,411

		41,868,986

Trucking – 1.4%
AMERCO	1,376	513,482
ArcBest Corp.	4,050	123,768
Avis Budget Group, Inc. (a)	10,266	364,956
Covenant Transportation Group, Inc. Class A (a)	1,982	38,708
Daseke, Inc. (a)	6,997	36,105
Heartland Express, Inc.	6,959	136,953
Hertz Global Holdings, Inc. (a)	7,867	143,022
JB Hunt Transport Services, Inc.	13,658	1,290,408
Knight-Swift Transportation Holdings, Inc.	20,441	681,707

	Shares	Value
Landstar System, Inc.	6,421	$699,632
Marten Transport Ltd.	6,438	127,344
Old Dominion Freight Line, Inc.	9,609	1,434,431
Ryder System, Inc.	8,273	521,199
Saia, Inc. (a)	4,049	260,715
Universal Logistics Holdings, Inc	1,356	33,114
Werner Enterprises, Inc.	7,220	241,870
YRC Worldwide, Inc. (a)	5,127	34,915

		6,682,329

TOTAL ROAD & RAIL		48,551,315

TRADING COMPANIES & DISTRIBUTORS – 3.3%
Trading Companies & Distributors – 3.3%
Air Lease Corp.	15,930	614,261
Aircastle Ltd.	8,927	177,826
Applied Industrial Technologies, Inc.	6,034	361,678
Beacon Roofing Supply, Inc. (a)	10,684	402,359
BMC Stock Holdings, Inc. (a)	10,024	206,294
CAI International, Inc. (a)	2,699	67,016
DXP Enterprises, Inc. (a)	2,643	113,358
Fastenal Co.	44,931	3,169,882
Foundation Building Materials, Inc. (a)	2,967	40,322
GATX Corp.	5,589	431,080
GMS, Inc. (a)	5,033	88,681
H&E Equipment Services, Inc.	5,032	153,023
HD Supply Holdings, Inc. (a)	27,367	1,250,398
Herc Holdings, Inc. (a)	3,339	160,806
Kaman Corp.	3,698	228,943
MRC Global, Inc. (a)	14,017	242,915
MSC Industrial Direct Co., Inc. Class A	7,090	593,079
NOW, Inc. (a)	16,848	246,318
Rush Enterprises, Inc. Class A	4,803	203,695
Rush Enterprises, Inc. Class B	704	29,568
SiteOne Landscape Supply, Inc. (a)	6,058	407,703
Systemax, Inc.	1,975	44,852
Titan Machinery, Inc. (a)	2,990	51,428
Triton International Ltd.	8,198	270,124
United Rentals, Inc. (a)	12,698	1,789,402
Univar, Inc. (a)	21,233	474,133
Veritiv Corp. (a)	1,798	50,146
Watsco, Inc.	5,019	795,361
WESCO International, Inc. (a)	7,344	420,371
WW Grainger, Inc.	7,492	2,112,744

TOTAL TRADING COMPANIES & DISTRIBUTORS		15,197,766

TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	12,711	514,923

TOTAL COMMON STOCKS (Cost $453,577,031)		460,603,353

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Schedule of Investments (Unaudited) – continued

Money Market Funds – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (b) (Cost $264,154)	264,154	$264,154

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $453,841,185)		460,867,507

NET OTHER ASSETS (LIABILITIES) – 0.0%		138,675

NET ASSETS – 100.0%		$461,006,182

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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